GOODWILL (Tables)	6 Months Ended
Sep. 30, 2021
GOODWILL
(In thousands)	As of September 30, 2021	As of March 31, 2021

Balance, beginning of period	$43,324	$43,324
Balance, end of period	$43,324	$43,324